Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee Disclosure [Abstract]
Operating lease cost	$ 2,095
Short-term and variable lease cost	138
Total rent expense	2,233	$ 2,049	$ 3,432
Cash paid for amounts included in the measurement of lease liabilities	$ 2,098
Weighted-average remaining lease term	5 years 4 months 24 days
Discounted approximate incremental borrowing rate	4.17%